CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Mining revenues	¥ 21,688	$ 3,403
Leases revenue	7,556	1,186	¥ 18,963	¥ 24,548
Other revenues	347	54	901	2,548
Total net revenues	4,986,706	782,522	447,686	1,422,623
Cost of revenues	(2,135,961)	(335,179)	(409,922)	(1,938,626)
Gross profit (loss)	2,850,745	447,343	37,764	(516,003)
Operating expenses:
Research and development expenses	(332,846)	(52,231)	(140,041)	(168,982)
Sales and marketing expenses	(100,467)	(15,765)	(19,980)	(21,917)
General and administrative expenses	(589,107)	(92,444)	(131,624)	(347,633)
Total operating expenses	(1,022,420)	(160,440)	(291,645)	(538,532)
Income (loss) from operations	1,828,325	286,903	(253,881)	(1,054,535)
Interest income	7,310	1,147	3,153	3,853
Change in fair value of warrant liability	190,178	29,843	0	0
Investment income	277	43	5,844	3,055
Interest expense and guarantee fee | ¥			(3,587)	(20,038)
Foreign exchange gains, net	17,890	2,807	2,419	6,809
Value added tax refunds | ¥				1,253
Other income, net	6,410	1,006	30,958	25,093
Income (loss) before income tax expense	2,050,390	321,749	(215,094)	(1,034,510)
Income tax expense	(50,108)	(7,863)	0	0
Net income (loss)	2,000,282	313,886	(215,094)	(1,034,510)
Foreign currency translation adjustment, net of nil tax	(22,145)	(3,475)	(24,238)	9,688
Total comprehensive income (loss)	¥ 1,978,137	$ 310,411	¥ (239,332)	¥ (1,024,822)
Weighted average number of shares used in per Class A and Class B ordinary share calculation:
— Basic | shares	2,521,667,815	2,521,667,815	2,345,703,779	2,153,172,769
— Diluted | shares	2,576,157,247	2,576,157,247	2,345,703,779	2,153,172,769
Net earnings (loss) per Class A and Class B ordinary share (cent per share)
— Basic | (per share)	¥ 79.32	$ 12.45	¥ (9.17)	¥ (48.05)
— Diluted | (per share)	¥ 77.65	$ 12.18	¥ (9.17)	¥ (48.05)
Share-based compensation expenses were included in:
Share-based compensation expenses	¥ 491,461	$ 77,120	¥ 2,950	¥ 270,242
Cost of revenues
Share-based compensation expenses were included in:
Share-based compensation expenses	269	42
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	99,173	15,562	652	22,465
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	8,240	1,293	41	358
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	383,779	60,223	2,257	247,419
Product
Net revenues
Net revenues	4,956,891	777,844	427,522	1,392,859
Service
Net revenues
Net revenues	¥ 224	$ 35	¥ 300	¥ 2,668